Subsidiary Guarantors (Condensed Consolidated of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Cash provided by (used in) operating activities	$ 38,670	$ 29,122	$ 67,154
Net cash flows used in operating activities of discontinued operations			(18,352)
Cash provided by operating activities	38,670	29,122	48,802
INVESTING ACTIVITIES:
Purchases of property and equipment	(83,798)	(74,455)	(91,910)
Proceeds from dispositions of property and equipment	18,257	1,322	68
Changes in restricted cash	(7,035)
Payments for acquisitions of businesses, net of cash acquired			(27,048)
Payments on vendor performance obligations			(3,100)
Net cash flows used in investing activities of continuing operations	(72,576)	(73,133)	(121,990)
Net cash flows provided by investing activities of discontinued operations			5,275
Cash used in investing activities	(72,576)	(73,133)	(116,715)
FINANCING ACTIVITIES:
Proceeds from term loan facility		2,640	47,360
Repayments of term loan facility	(44,582)	(5,000)	(417)
Proceeds from issuance of 7 3/8% senior notes			24,880
Deferred financing fees	(6,817)	(111)	(2,532)
Repayment of long term note payable	(1,079)	(443)
Taxes paid on settlement of vested share awards	(171)	(267)	(497)
Purchase of noncontrolling interest			(205)
Proceeds from equipment debt		410
Repayments of equipment debt	(1,424)	(1,201)	(235)
Exercise of stock options and purchases from employee stock plans	905	1,365	1,568
Excess income tax benefit from share-based compensation	(133)	(57)	206
Purchase of treasury stock		(1,433)
Borrowings under revolving loans	288,611	179,500	236,500
Repayments of revolving loans	(204,500)	(159,500)	(271,500)
Cash provided by financing activities	30,810	15,903	35,128
Effect of foreign currency exchange rates on cash and cash equivalents	79	(97)	(164)
Net decrease in cash and cash equivalents	(3,017)	(28,205)	(32,949)
Cash and cash equivalents at beginning of period	14,184	42,389	75,338
Cash and cash equivalents at end of period	11,167	14,184	42,389
Guarantor Subsidiaries [Member]
OPERATING ACTIVITIES:
Cash provided by (used in) operating activities	74,409	75,489	87,629
Net cash flows used in operating activities of discontinued operations			(17,328)
Cash provided by operating activities			70,301
INVESTING ACTIVITIES:
Purchases of property and equipment	(83,777)	(70,759)	(86,697)
Proceeds from dispositions of property and equipment	10,582	1,102	(178)
Changes in restricted cash	(7,035)
Payments on vendor performance obligations			(3,100)
Net change in accounts with affiliates	(5,100)	(32,342)	31,964
Net cash flows used in investing activities of continuing operations			(58,011)
Net cash flows provided by investing activities of discontinued operations			5,275
Cash used in investing activities	(85,330)	(101,999)	(52,736)
FINANCING ACTIVITIES:
Net change in accounts with affiliates	32,933	(23,491)	7,853
Transfer (to) from parent	(23,000)	17,258	(52,400)
Repayments of equipment debt	(296)	(195)
Cash provided by financing activities	9,637	(6,428)	(44,547)
Net decrease in cash and cash equivalents	(1,284)	(32,938)	(26,982)
Cash and cash equivalents at beginning of period	11,698	44,636	71,618
Cash and cash equivalents at end of period	10,414	11,698	44,636
Non Guarantor Subsidiaries [Member]
OPERATING ACTIVITIES:
Cash provided by (used in) operating activities	(16,677)	(22,679)	(23,354)
Net cash flows used in operating activities of discontinued operations			(1,024)
Cash provided by operating activities			(24,378)
INVESTING ACTIVITIES:
Purchases of property and equipment	(21)	(3,696)	(5,213)
Proceeds from dispositions of property and equipment	7,675	220	246
Payments for acquisitions of businesses, net of cash acquired			(2,048)
Net cash flows used in investing activities of continuing operations			(7,015)
Cash used in investing activities	7,654	(3,476)	(7,015)
FINANCING ACTIVITIES:
Net change in accounts with affiliates	8,339	31,991	25,823
Repayments of equipment debt	(1,128)	(1,006)	(235)
Cash provided by financing activities	7,211	30,985	25,588
Effect of foreign currency exchange rates on cash and cash equivalents	79	(97)	(164)
Net decrease in cash and cash equivalents	(1,733)	4,733	(5,969)
Cash and cash equivalents at beginning of period	2,484	(2,249)	3,720
Cash and cash equivalents at end of period	751	2,484	(2,249)
GLDD Corporation [Member]
OPERATING ACTIVITIES:
Cash provided by (used in) operating activities	(19,062)	(23,688)	2,879
Cash provided by operating activities			2,879
INVESTING ACTIVITIES:
Payments for acquisitions of businesses, net of cash acquired			(25,000)
Net change in accounts with affiliates	(36,172)	(12,222)
Transfer to parent	23,000
Net cash flows used in investing activities of continuing operations			(25,000)
Cash used in investing activities	(13,172)	(12,222)	(25,000)
FINANCING ACTIVITIES:
Proceeds from term loan facility		2,640	47,360
Repayments of term loan facility	(44,582)	(5,000)	(417)
Proceeds from issuance of 7 3/8% senior notes			24,880
Deferred financing fees	(6,817)	(111)	(2,532)
Repayment of long term note payable	(1,079)	(443)
Taxes paid on settlement of vested share awards	(171)	(267)	(497)
Purchase of noncontrolling interest			(205)
Net change in accounts with affiliates		36,064	(65,640)
Transfer (to) from parent		(17,258)	52,400
Proceeds from equipment debt		410
Exercise of stock options and purchases from employee stock plans	905	1,365	1,568
Excess income tax benefit from share-based compensation	(133)	(57)	206
Purchase of treasury stock		(1,433)
Borrowings under revolving loans	288,611	179,500	236,500
Repayments of revolving loans	(204,500)	(159,500)	(271,500)
Cash provided by financing activities	32,234	35,910	22,123
Net decrease in cash and cash equivalents			2
Cash and cash equivalents at beginning of period	2	2
Cash and cash equivalents at end of period	2	2	2
Consolidation Eliminations [Member]
INVESTING ACTIVITIES:
Net change in accounts with affiliates	41,272	44,564	(31,964)
Transfer to parent	(23,000)
Net cash flows used in investing activities of continuing operations			(31,964)
Cash used in investing activities	18,272	44,564	(31,964)
FINANCING ACTIVITIES:
Net change in accounts with affiliates	(41,272)	(44,564)	31,964
Transfer (to) from parent	23,000
Cash provided by financing activities	$ (18,272)	$ (44,564)	$ 31,964